Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $2.00 par value per share
Amount Registered | shares	2,691,000
Proposed Maximum Offering Price per Unit	3.18
Maximum Aggregate Offering Price	$ 8,557,380.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,181.77
Offering Note	In accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock, $2.00 par value per share (the "Common Stock") as reported on the New York Stock Exchange on May 13, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of Common Stock, that become issuable under the Accendra Health, Inc. Amended and Restated 2023 Omnibus Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. This Registration Statement covers 351,000 additional shares of Common Stock, which are issuable pursuant to the Plan, which shares consist of shares of Common Stock reserved and available for delivery with respect to awards under the Plan and additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the terms and conditions of the Plan.